Offerings - Offering: 1	Sep. 17, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	609,915
Proposed Maximum Offering Price per Unit	14.58
Maximum Aggregate Offering Price	$ 8,892,560.7
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,312.54
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
also includes additional shares of common stock, par value $0.01 per share, of Innovex International, Inc. (the “Common Stock”) in respect of the securities identified in the above table that may become issuable pursuant to the terms of the Innovex 2016 Long-Term Incentive Plan as a result of any stock dividend, stock split, recapitalization or other similar transactions.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on the New York Stock Exchange, on September 11, 2024.